Liability For Mortgage Repurchases And Indemnifications (Tables)	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2013	Sep. 30, 2013	Dec. 31, 2012
Summary of changes in the liability for mortgage repurchases and indemnifications

The following is a summary of changes in the reserve for mortgage repurchases and indemnifications for the six months ended June 30, 2013:

Balance at December 31, 2012	$1,917
Provision for reserve for mortgage repurchases and indemnifications	965
Write-offs	(38)

Balance at June 30, 2013	$2,844

The following is a summary of changes in the reserve for mortgage repurchases and indemnifications for the three and nine months ended September 30, 2013 and 2012:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2013	2012	2013	2012
Balance at beginning of period	$2,844	$301	$1,917	$—
Provision for mortgage repurchases and indemnifications	414	525	1,379	826
Losses on repurchases and indemnifications	(56)	—	(94)	—

Balance at end of period	$3,202	$826	$3,202	$826

The following is a summary of changes in the liability for mortgage repurchases and indemnifications for the years ended December 31:

	2012	2011
Balance, beginning of the year	$—	$—
Provision for losses on mortgage repurchases and indemnifications	1,916,805	—
Loan indemnification and charge offs	—	—

Balance, end of the year	$1,916,805	$—